UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

September 30, 2016

Semiannual Report
to Shareholders

Deutsche Central Cash Management Government Fund

(formerly Central Cash Management Fund)

Contents

3 Portfolio Summary

7 Investment Portfolio

12 Statement of Assets and Liabilities

13 Statement of Operations

14 Statements of Changes in Net Assets

15 Financial Highlights

16 Notes to Financial Statements

21 Information About Your Fund's Expenses

23 Advisory Agreement Board Considerations and Fee Evaluation

27 Account Management Resources

28 Privacy Statement

This report must be preceded or accompanied by an offering circular. To obtain the fund's private offering memorandum, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The offering circular contains this and other important information about the fund. Please read the fund's private offering memorandum carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the fund's private offering memorandum for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of September 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Government & Agency Obligations 53.5%
U.S. Government Sponsored Agencies 48.2%
Federal Farm Credit Bank:
0.473%**, 12/6/2016	4,000,000	3,996,590
0.55%, 10/17/2016	7,800,000	7,800,482
0.567%*, 8/29/2017	8,000,000	8,005,664
0.597%*, 1/27/2017	15,000,000	15,000,000
0.604%*, 2/28/2017	5,000,000	4,999,947
0.618%*, 3/22/2017	12,500,000	12,499,687
0.646%*, 9/21/2017	4,500,000	4,500,000
0.687%*, 3/8/2018	10,000,000	9,999,260
0.696%*, 2/23/2018	12,000,000	11,996,608
Federal Home Loan Bank:
0.305%**, 11/3/2016	10,000,000	9,997,250
0.376%**, 10/18/2016	5,000,000	4,999,127
0.384%**, 10/19/2016	5,000,000	4,999,055
0.407%**, 11/25/2016	10,000,000	9,993,889
0.437%**, 10/31/2016	20,000,000	19,992,833
0.45%, 10/7/2016	7,000,000	6,999,974
0.458%**, 10/3/2016	8,000,000	7,999,800
0.458%**, 1/13/2017	5,000,000	4,993,500
0.458%**, 2/2/2017	18,500,000	18,471,325
0.463%**, 10/25/2016	12,500,000	12,496,208
0.473%**, 10/26/2016	10,000,000	9,996,771
0.488%**, 1/27/2017	15,000,000	14,976,400
0.521%*, 10/7/2016	7,500,000	7,500,000
0.554%**, 12/23/2016	10,534,000	10,520,764
0.569%**, 3/15/2017	2,000,000	1,994,867
0.579%*, 4/5/2017	10,000,000	10,000,000
0.587%*, 10/12/2016	10,000,000	9,999,982
0.601%*, 11/18/2016	15,000,000	15,000,000
0.61%**, 12/12/2016	10,000,000	9,988,000
0.633%*, 2/22/2017	10,000,000	10,009,406
0.634%*, 3/19/2018	10,000,000	10,000,000
0.645%*, 10/25/2017	8,000,000	8,000,000
0.799%*, 8/28/2017	15,000,000	14,998,629
Federal Home Loan Mortgage Corp.:
0.346%**, 12/7/2016	12,500,000	12,492,090
0.397%**, 1/19/2017	15,000,000	14,982,125
0.407%**, 12/22/2016	10,500,000	10,490,433
0.442%**, 2/3/2017	10,000,000	9,984,896
0.478%**, 3/1/2017	12,000,000	11,976,343
0.483%**, 3/3/2017	14,500,000	14,470,728
0.508%*, 12/12/2016	12,500,000	12,498,012
0.519%**, 4/21/2017	12,000,000	11,965,660
0.611%*, 2/22/2018	5,000,000	5,000,000
0.666%*, 7/21/2017	15,000,000	14,998,761
0.781%*, 12/21/2017	20,000,000	20,000,000
0.861%*, 3/8/2018	10,000,000	10,000,000
Federal National Mortgage Association:
0.417%**, 1/3/2017	12,000,000	11,987,153
0.417%**, 2/1/2017	5,000,000	4,992,996
0.447%**, 10/17/2016	15,000,000	14,997,067
0.552%*, 7/20/2017	5,000,000	4,999,798
0.587%*, 10/21/2016	9,000,000	8,999,973
0.807%*, 12/20/2017	7,500,000	7,500,000
		515,062,053
U.S. Treasury Obligations 5.3%
U.S. Treasury Bills:
0.376%**, 2/9/2017	4,000,000	3,994,615
0.4%**, 2/2/2017	15,000,000	14,979,695
0.428%**, 1/19/2017	4,500,000	4,494,211
0.437%**, 1/19/2017	4,500,000	4,494,088
0.498%**, 3/23/2017	4,000,000	3,990,581
0.5%**, 3/23/2017	5,000,000	4,988,178
U.S. Treasury Floating Rate Note, 0.44%*, 4/30/2018	10,000,000	10,000,395
U.S. Treasury Note, 0.625%, 12/15/2016	10,000,000	10,005,580
		56,947,343
Total Government & Agency Obligations (Cost $572,009,396)		572,009,396

Repurchase Agreements 39.6%
Barclays Capital, 0.47%, dated 9/30/2016, to be repurchased at $22,000,862 on 10/3/2016 (a)	22,000,000	22,000,000
BNP Paribas, 0.46%, dated 9/30/2016, to be repurchased at $185,007,092 on 10/3/2016 (b)	185,000,000	185,000,000
Citigroup Global Markets, Inc., 0.5%, dated 9/30/2016, to be repurchased at $60,002,500 on 10/3/2016 (c)	60,000,000	60,000,000
Nomura Securities International, 0.5%, dated 9/30/2016, to be repurchased at $157,006,542 on 10/3/2016 (d)	157,000,000	157,000,000
Total Repurchase Agreements (Cost $424,000,000)		424,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $996,009,396)†	93.1	996,009,396
Other Assets and Liabilities, Net	6.9	73,996,937
Net Assets	100.0	1,070,006,333

† The cost for federal income tax purposes was $996,009,396.

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $24,794,991 U.S. Treasury STRIPS, with various maturity dates of 5/15/2021--2/15/2026 with a value of $22,440,000.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
400	U.S. Treasury Bills	Zero Coupon	1/12/2017	400
82,440,700	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2020	86,434,351
98,615,800	U.S. Treasury Notes	0.875–2.375	6/30/2018– 11/30/2022	102,265,342
Total Collateral Value				188,700,093

(c) Collateralized by $59,406,700 U.S. Treasury Notes, with the various coupon rates from 1.5%–2.125%, with various maturity dates on 5/31/2019–8/31/2020 with a value of $61,200,102.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,651,470	Federal National Mortgage Association	2.58–4.0	9/1/2028– 5/1/2046	19,773,739
1,974,177	Government National Mortgage Association	1.875–4.5	8/20/2027– 7/20/2046	2,120,023
137,936,800	U.S. Treasury Note	0.625	5/31/2017	138,246,238
Total Collateral Value				160,140,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (e)	$ —	$ 572,009,396	$ —	$ 572,009,396
Repurchase Agreements	—	424,000,000	—	424,000,000
Total	$ —	$ 996,009,396	$ —	$ 996,009,396

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of September 30, 2016 (Unaudited)
Assets
Investments: Investments in securities, valued at amortized cost	$ 572,009,396
Repurchase agreements, valued at amortized cost	424,000,000
Total investments in securities, valued at amortized cost	996,009,396
Cash	73,932,852
Interest receivable	166,780
Other assets	1,130
Total assets	1,070,110,158
Liabilities
Accrued Trustees' fees	12,189
Other accrued expenses and payables	91,636
Total liabilities	103,825
Net assets, at value	$ 1,070,006,333
Net Assets Consist of:
Distributions in excess of net investment income	(4,609)
Accumulated net realized gain (loss)	69,152
Paid-in capital	1,069,941,790
Net assets, at value	$ 1,070,006,333
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,070,006,333 ÷ 1,069,248,726 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended September 30, 2016 (Unaudited)
Investment Income
Income: Interest	$ 2,326,050
Expenses: Administration fee	563,276
Services to shareholders	29,920
Custodian fee	15,938
Professional fees	44,674
Reports to shareholders	19,369
Trustees' fees and expenses	23,773
Other	16,367
Total expenses before expense reductions	713,317
Expense reductions	(533,216)
Total expenses after expense reductions	180,101
Net investment income	2,145,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	69,152
Net increase (decrease) in net assets resulting from operations	$ 2,215,101

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Operations: Net investment income	$ 2,145,949	$ 2,029,991
Net realized gain (loss)	69,152	7,085
Net increase (decrease) in net assets resulting from operations	2,215,101	2,037,076
Distribution to shareholders from: Net investment income	(2,145,948)	(2,029,992)
Total distributions	(2,145,948)	(2,029,992)
Fund share transactions: Proceeds from shares sold	9,949,428,816	23,309,279,959
Reinvestment of distributions	2,145,948	2,029,943
Payments for shares redeemed	(10,170,506,251)	(23,083,870,618)
Net increase (decrease) in net assets from Fund share transactions	(218,931,487)	227,439,284
Increase (decrease) in net assets	(218,862,334)	227,446,368
Net assets at beginning of year	1,288,868,667	1,061,422,299
Net assets at end of period (including accumulated distributions in excess of net investment income of $4,609 and $4,610, respectively)	$ 1,070,006,333	$ 1,288,868,667
Other Information
Shares outstanding at beginning of period	1,288,180,213	1,060,740,929
Shares sold	9,949,428,816	23,309,279,959
Shares issued in reinvestment of distributions	2,145,948	2,029,943
Shares redeemed	(10,170,506,251)	(23,083,870,618)
Net increase (decrease) in Fund shares	(218,931,487)	227,439,284
Shares outstanding at end of period	1,069,248,726	1,288,180,213

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 9/30/16 (Unaudited)		Years Ended March 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.002	.002	.001	.001	.001	.001
Net realized gain (loss)	.000***	.000***	(.000)***	.000***	(.000)***	.000***
Total from investment operations	.002	.002	.001	.001	.001	.001
Less distributions from: Net investment income	(.002)	(.002)	(.001)	(.001)	(.001)	(.001)
Net realized gains	—	—	—	—	—	(.000)***
Total distributions	(.002)	(.002)	(.001)	(.001)	(.001)	(.001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.19**	.17	.06	.07	.14	.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of year ($ millions)	1,070	1,289	1,061	1,453	1,330	1,086
Ratio of expenses before expense reductions (%)	.13*	.13	.12	.12	.13	.12
Ratio of expenses after expense reductions (%)	.03*	.03	.03	.03	.03	.03
Ratio of net investment income (%)	.38*	.17	.06	.07	.14	.11
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Investors Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Massachusetts business trust. Deutsche Central Cash Management Government Fund (formerly Central Cash Management Fund) (the "Fund"), a diversified open-end management investment company, is a series of the Trust and is currently used exclusively as a cash sweep vehicle for the Deutsche funds.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of September 30, 2016, the Fund held repurchase agreements with a gross value of $424,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Advisor receives no management fee from the Fund.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Pursuant to an agreement between DIMA and State Street Bank and Trust Company, DIMA has delegated certain administrative functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by DIMA, not by the Fund.

The Advisor had contractually agreed to waive the Administration Fee through July 31, 2016, except that the Fund will reimburse the Advisor for any fees and expenses it pays to State Street Bank and Trust Company for fund accounting services delegated to State Street pursuant to the administrative services agreement. The waiver will continue from year to year thereafter unless the Board of Trustees approves the modification or elimination of the waiver.

Accordingly, for the six months ended September 30, 2016, the Administration Fee aggregated $563,276, of which $533,216 was waived, resulting in an annualized effective rate of 0.01% of the Fund's average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,810, of which $5,361 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

At September 30, 2016, 100% of the outstanding shares of the Fund were held by other affiliated Deutsche funds.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2016.

E. Additional Information

On May 1, 2016, the Fund began operation as a "government money market fund" as defined by the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund continues to be able to seek to maintain a stable $1.00 net asset value. (Although the Fund will seek to maintain a $1.00 NAV, there is no guarantee that the Fund will be able to do so and if the NAV falls below $1.00, you would lose money.) In addition, as a government money market fund, the Fund will not be required to implement liquidity fees and redemption gates. As defined in amended Rule 2a-7, a government money market fund is a fund that invests at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash items and government securities.

As a result, the following changes were implemented on May 1, 2016:

(i) A revised investment objective, as follows:

"The fund seeks maximum current income to the extent consistent with stability of principal."

(ii) The adoption of a principal investment strategy to invest at least 99.5% of the Fund’s total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash items and government securities.

(iii) Change the Fund’s name to Deutsche Central Cash Management Government Fund.

(iv) The adoption of a principal investment strategy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities.

(v) A revised fundamental investment policy relating to concentration such that the Fund no longer reserves the freedom of action to concentrate in obligations issued by domestic banks and U.S. branches of foreign banks provided such branch is subject to the same regulations as a domestic bank.

For more information, please refer to the Fund's private offering memorandum.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2016 to September 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2016 (Unaudited)
Actual Fund Return
Beginning Account Value 4/1/16	$ 1,000.00
Ending Account Value 9/30/16	$ 1,001.92
Expenses Paid per $1,000*	$ .15
Hypothetical 5% Fund Return
Beginning Account Value 4/1/16	$ 1,000.00
Ending Account Value 9/30/16	$ 1,024.92
Expenses Paid per $1,000*	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Central Cash Management Government Fund	.03%

For more information, please refer to the Fund's private offering memorandum.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Central Cash Management Government Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2015, the Fund’s gross performance was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that the Fund’s strategy was changed during the year in order to permit the Fund to operate as a "government money market fund" under applicable Securities and Exchange Commission rules. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the Fund does not pay any investment advisory fees, but does bear an administrative services fee. As a result of the administrative services fee, the total gross management fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). Based on Broadridge data provided as of December 31, 2015, the Board noted that the Fund’s total (net) operating expenses were lower than the median (1st quartile) of the applicable Broadridge expense universe. The Board noted that DIMA agreed to waive its administrative services fees except to the extent necessary to reimburse DIMA for fund accounting fees paid to third parties. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds along with the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Fund (which, as noted above, does not pay any investment advisory fees). The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 deutschefunds.com (800) 621-1148
CUSIP Number	461473852
Fund Number	KENL

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 09/2016

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 29, 2016